----------------------------
                                                            OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:
                                                    Expires:
                                                    Estimated average burden
                                                    hours per response.....
                                                    ----------------------------
                                                           SEC USE ONLY
                                                    ----------------------------

                                                    ----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


            Report for the Calendar Year or Quarter Ended 3/31/02

If amended report check here:      |X|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

Levy Horkins & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

570 Lexington Ave., 27th Fl. New York, NY 10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Lucia Mazzullo                   Office Manager                212-888-3030
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                           /s/ Lucia Mazzullo
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      570 Lexington, NYC 10022 5/2/02
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                        --------

Form 13F Information Table Entry Total:       25
                                        --------

Form 13F Information Table Value Total: $139,239
                                        --------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2         ITEM 3       ITEM 4     ITEM 5         ITEM 6              ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION               VOTING AUTHORITY
                          TITLE                       MARKET   SHARES OR                  SHARED
NAME OF ISSUER             OF             CUSIP        VALUE   PRINCIPAL   SOLE   SHARED   OTHER     MANA-    SOLE   SHARED  NONE
                          CLASS          NUMBER      (x$1000)     AMOUNT   (A)     (B)      (C)      GERS     (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Ameren Corporation        COM            023608 10 2    440       10,300   Sole                       None                     None
American Express          COM            025816 10 9   7,123     173,903   Sole                       None                     None
American Int.l Group      COM            026874 10 7   5,312      73,628   Sole                       None                     None
Asia Satellite Telecom.   Sponsored ADR  04516X 10 6    997       66,260   Sole                       None                     None
Berkshire Hathaway        CL B           084670 20 7  14,231      6,007    Sole                       None                     None
Bear, Stearns & Co.       COM            073902 10 8  10,123     161,318   Sole                       None                     None
Boeing Company            COM            097023 10 5   6,706     138,985   Sole                       None                     None
Cabot Corporation         COM            127055 10 1   7,208     195,625   Sole                       None                     None
Comerica                  COM            200340 10 7   6,062      96,882   Sole                       None                     None
Countrywide Credit        COM            222372 10 4   7,538     168,440   Sole                       None                     None
Echostar Comm.            CL A           278762 10 9  19,351     683,312   Sole                       None                     None
Ethan Allen Interiors     COM            297602 10 4   6,326     166,227   Sole                       None                     None
Fidelity National Fin.    COM            316326 10 7   7,005     265,663   Sole                       None                     None
Gannett Incorporated      COM            364730 10 1   7,123      93,605   Sole                       None                     None
General Electric Co.      COM            369604 90 3   1,050      28,050   Sole                       None                     None
Lucent Technologies Inc   COM            549463 10 7    236       50,000   Sole                       None                     None
Mack Cali Realty Corp.    COM            554489 10 4   5,633     162,420   Sole                       None                     None
McDonalds Corporation     COM            580135 10 1   4,426     159,505   Sole                       None                     None
Moody's Corporation       COM            615369 10 5   7,619     185,393   Sole                       None                     None
Pfizer Inc.               COM            717081 10 3    894       22,500   Sole                       None                     None
Qualcomm Inc.             COM            747525 10 3   6,822     181,252   Sole                       None                     None
RFS Hotel Investments     COM            74955J 10 8    726       49,400   Sole                       None                     None
Scotts CO                 CL A           810186 10 6   5,276     115,255   Sole                       None                     None
Traffix, Inc.             COM            892721 10 1    517       70,650   Sole                       None                     None
Valero Energy Corp        COM            91913Y 10 0    495       10,000   Sole                       None                     None